DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2020
Concentration Risk [Line Items]
Schedule of Variable Interest Entity Information

	December 31,
	2019	2020
	RMB	RMB
Cash	211	1,332
Amounts due from Tarena International and its wholly-owned subsidiaries	39,464	113,394
Amounts due from a related party	4	4
Prepaid expenses and other current assets	2,269	4,103
Total current assets	41,948	118,833

Property and equipment, net	2,121	1,552
Long term investments, net	48,380	48,380
Deferred income tax assets	—	74
Right-of-use assets	7,083	5,540
Other non-current assets	363	539
Total assets	99,895	174,918

Accounts payable	282	8,610
Deferred revenue-current	51,808	138,529
Operating lease liabilities-current	2,574	3,377
Income taxes payable	2,049	8,037
Accrued expenses and other current liabilities	17,397	13,909
Amounts due to Tarena International and its wholly-owned subsidiaries	74,991	21,072
Amounts due to related parties	130	—
Total current liabilities	149,231	193,534

Deferred revenue-non current	215	133
Operating lease liabilities-non current	3,843	1,536
Other non-current liabilities	122	122
Total liabilities	153,411	195,325

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	4,232	32,013	127,043
Net (loss) income	(16,900)	(37,565)	32,869
Net cash provided by operating activities	1,540	36,902	122,813
Net cash used in investing activities	(24,083)	(34,226)	—
Net cash provided by (used in) financing activities	23,625	(3,841)	(121,692)

Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Schedule of Revenue Concentration

	Year Ended December 31,
	2018	2019	2020
K-12 Computer Programming	7.1%	12.8%	20.6%
Digital Arts	28.7%	22.9%	16.8%
K-12 Robotics Programming	2.1%	9.3%	15.7%
Java	18.3%	19.0%	13.8%
Total	56.2%	64.0%	66.9%